                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         GEM Value Partners, L.L.C.
                 -------------------------------
   Address:      900 N. Michigan Avenue
                 -------------------------------
                 Suite 1450
                 -------------------------------
                 Chicago, IL 60611
                 -------------------------------

Form 13F File Number: 28-10863
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

               GEM Capital, L.L.C.              GEM Capital, L.L.C.              GEM Capital, L.L.C.

Name:           Michael A. Elrad                  Barry A. Malkin                  Norm S. Geller
         -------------------------------  -------------------------------  -------------------------------
Title:               V.P.                               V.P.                            V.P.
         -------------------------------  -------------------------------  -------------------------------
Phone:            312-915-2864                     312-915-2877                     312-915-3577
         -------------------------------  -------------------------------  -------------------------------

Signature, Place, and Date of Signing:

          /s/ Michael A. Elrad        Chicago, Illinois     8/  /2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

          /s/ Barry A. Malkin         Chicago, Illinois     8/  /2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

          /s/ Norm S. Geller          Chicago, Illinois     8/  /2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number      Name

           ------------------     ------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  2
                                        --------------------

Form 13F Information Table Entry Total:            34
                                        --------------------

Form 13F Information Table Value Total:       253,936
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.               Form 13F File Number                     Name
      1                28-10864                                 GEM Capital, L.L.C.
     ---                  -----------------                     ----------------------------

     [Repeat as necessary.]

      2                28-10865                                 Atrium GEM Partners, LLC
     ---                  -----------------                     ----------------------------

                                 GEM 13F FILING
                                 June 30, 2004
                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------- ---------------- --------- --------   ------------------ ---------- -------- -------------------------
                                                      VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
------------------------- ---------------- --------- --------   --------- --- ---- ---------- -------- --------- -------- ------
AMB PROPERTY CORP               COM         00163T109  10,875      314,026   SH         SHARED    1,2     314,026
ANWORTH MORTGAGE ASSET CP       COM         037347101     713       60,000   SH         SHARED    1,2      60,000
ARDEN RLTY INC                  COM         039793104   7,776      264,400   SH         SHARED    1,2     264,400
AVALONBAY CMNTYS INC            COM         053484101   6,726      119,000   SH         SHARED    1,2     119,000
BOSTON PROPERTIES INC           COM         101121101  16,626      331,988   SH         SHARED    1,2     331,988
CAPITAL AUTOMOTIVE REIT     COM SH BEN INT  139733109     534       18,200   SH         SHARED    1,2      18,200
CATELLUS DEVELOPMENT CORP       COM         149113102   1,233       50,000   SH         SHARED    1,2      50,000
CRESCENT REAL ESTATE
  EQUITIES                  PFD CV A 6.75%  225756204   2,749      137,600   SH         SHARED    1,2     137,600
DEVELOPERS DIVERSIFIED
  REALTY                        COM         251591103   2,660       75,200   SH         SHARED    1,2      75,200
EQUITY RESIDENTIAL
  PROPERTIES                 SH BEN INT     29476L107   2,378       80,000   SH         SHARED    1,2      80,000
FEDERAL REALTY INVT TR     SH BEN INT NEW   313747206   7,857      188,908   SH         SHARED    1,2     188,908
GLENBOROUGH RLTY TR INC     PFD CV SER A%   37803P204     587       24,478   SH         SHARED    1,2      24,478
HILTON HOTELS CORP              COM         432848109   9,629      516,045   SH         SHARED    1,2     516,045
HOST MARRIOTT CORP NEW          COM         44107P104  30,083    2,433,904   SH         SHARED    1,2   2,433,904
STARWOOD HOTELS & RESORTS
  WRLD                       PAIRED CTF     85590A203   8,436      188,100   SH         SHARED    1,2     188,100
HRPT PPTYS TR              COM SH BEN INT   40426W101   8,490      848,180   SH         SHARED    1,2     848,180
ST JOE CO                       COM         790148100     471       11,861   SH         SHARED    1,2      11,861
LA QUINTA CORP               PAIRED CTF     50419U202   3,233      384,928   SH         SHARED    1,2     384,928
LUMINENT MTG CAP INC            COM         550278303  11,220      935,003   SH         SHARED    1,2     935,003
LEXINGTON CORP PPTYS TR         COM         529043101     289       14,492   SH         SHARED    1,2      14,492
MACERICH CO                     COM         554382101   2,346       49,000   SH         SHARED    1,2      49,000
MFA MTG INVTS INC               COM         55272X102   1,415      159,000   SH         SHARED    1,2     159,000
NATIONWIDE HEALTH PPTYS
  INC                           COM         638620104   6,362      336,617   SH         SHARED    1,2     336,617
PULTE HOMES INC                 COM         745867101  17,574      337,766   SH         SHARED    1,2     337,766
PROLOGIS                     SH BEN INT     743410102     419       12,728   SH         SHARED    1,2      12,728
PUBLIC STORAGE INC              COM         74460D109   6,754      146,794   SH         SHARED    1,2     146,794
RECKSON ASSOCS RLTY CORP        COM         75621K106   3,180      115,820   SH         SHARED    1,2     115,820
REGENCY CTRS CORP               COM         758849103  12,579      293,206   SH         SHARED    1,2     293,206
RAMCO-GERSHENSON PPTYS TR  COM SH BEN INT   751452202   4,204      173,494   SH         SHARED    1,2     173,494
ISTAR FINL INC                  COM         45031U101  27,167      679,170   SH         SHARED    1,2     679,170
STANDARD PACIFIC CORP NEW       COM         85375C101   5,039      102,213   SH         SHARED    1,2     102,213
SIMON PPTY GROUP INC NEW        COM         828806109  10,141      197,224   SH         SHARED    1,2     197,224
TOLL BROTHERS INC               COM         889478103  17,094      403,931   SH         SHARED    1,2     403,931
VENTAS INC                      COM         92276F100   7,097      303,951   SH         SHARED    1,2     303,951

                                                      --------------------------                       ----------
                                       TOTAL:         253,936   10,307,227                             10,307,227
                                                      ==========================                       ==========